Employee Future Benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Employee Future Benefits
EMPLOYEE FUTURE BENEFITS

The Corporation operates various post-employment plans, including both defined benefit and defined contribution pension plans and post-employment benefit plans, such as retirement allowance, group life insurance and medical and dental plans. The table below outlines where the Corporation’s post-employment amounts and activity are included in the consolidated financial statements.

(in millions of Canadian dollars)	NOTE	2018	2017
Consolidated balance sheet obligations for
Defined pension benefits	16(a)	55	36
Post-employment benefits other than defined benefit pension plans	16(b)	99	101
Net long-term liabilities on consolidated balance sheet		154	137

Income statement charge for
Defined pension benefits		8	7
Defined contribution benefits		22	21
Post-employment benefits other than defined benefit pension plans		6	4
		36	32
Remeasurements for
Defined pension benefits	16(a)	19	14
Post-employment benefits other than defined benefit pension plans	16(b)	(3)	(1)
		16	13

A.	DEFINED BENEFIT PENSION PLANS
The Corporation offers funded and unfunded defined benefit pension plans, defined contribution pension plans and group RRSPs that provide retirement benefit payments for most of its employees. The defined benefit pension plans are usually contributory and are based on the number of years of service and, in most cases, the average salaries or compensation at the end of a career. Retirement benefits are not partially adjusted based on inflation.

The majority of benefit payments are payable from trustee administered funds; however, for the unfunded plans, the Corporation meets the benefit payment obligation as it falls due. Plan assets held in trusts are governed by local regulations and practices in each country. Responsibility for governance of the plans - overseeing all aspects of the plans, including investment decisions and contribution schedules - lies with the Corporation. The Corporation has established Investment Committees to assist in the management of the plans and has also appointed experienced, independent professional experts such as investments managers, investment consultants, actuaries and custodians.

The movement in the net defined benefit obligation and fair value of plan assets of pension plans over the year is as follows:

(in millions of Canadian dollars)	PRESENT VALUE OF OBLIGATION	FAIR VALUE OF PLAN ASSETS	TOTAL	IMPACT OF MINIMUM FUNDING REQUIREMENT (ASSET CEILING)	TOTAL
As at January 1, 2017	482	(460)	22	—	22
Current service cost	5	—	5	—	5
Interest expense (income)	17	(15)	2	—	2
Impact on profit or loss	22	(15)	7	—	7
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	—	(14)	(14)	—	(14)
Loss from change in demographic assumptions	2	—	2	—	2
Loss from change in financial assumptions	14	—	14	—	14
Experience loss	12	—	12	—	12
Impact of remeasurements on other comprehensive income	28	(14)	14	—	14
Exchange differences	1	—	1	—	1
Contributions
Employers	—	(8)	(8)	—	(8)
Plan participants	2	(2)	—	—	—
Benefit payments	(27)	27	—	—	—
As at December 31, 2017	508	(472)	36	—	36
Current service cost	6	—	6	—	6
Interest expense (income)	16	(14)	2	—	2
Impact on profit or loss	22	(14)	8	—	8
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	—	20	20	—	20
Gain from change in financial assumptions	(22)	—	(22)	—	(22)
Experience loss	1	—	1	—	1
Change in asset ceiling, excluding amounts included in interest expense	—	—	—	20	20
Impact of remeasurements on other comprehensive income	(21)	20	(1)	20	19
Exchange differences	1	(1)	—	—	—
Contributions
Employers	—	(8)	(8)	—	(8)
Plan participants	1	(1)	—	—	—
Benefit payments	(31)	31	—	—	—
As at December 31, 2018	480	(445)	35	20	55

The defined benefit obligation and plan assets are composed by country and by sector as follows:

	2018
(in millions of Canadian dollars)	CANADA	UNITED STATES	EUROPE	TOTAL
Present value of funded obligations	408	9	—	417
Fair value of plan assets	438	7	—	445
Deficit (surplus) of funded plans	(30)	2	—	(28)
Impact of minimum funding requirement (asset ceiling)	20	—	—	20
Present value of unfunded obligations	35	—	28	63
Liabilities on consolidated balance sheet	25	2	28	55

	2018
(in millions of Canadian dollars)	CONTAINERBOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	TISSUE PAPERS	CORPORATE	TOTAL
Present value of funded obligations	381	—	—	35	1	417
Fair value of plan assets	412	—	—	32	1	445
Deficit (surplus) of funded plans	(31)	—	—	3	—	(28)
Impact of minimum funding requirement (asset ceiling)	20	—	—	—	—	20
Present value of unfunded obligations	8	28	1	2	24	63
Liabilities (assets) on consolidated balance sheet	(3)	28	1	5	24	55

	2017
(in millions of Canadian dollars)	CANADA	UNITED STATES	EUROPE	TOTAL
Present value of funded obligations	433	10	—	443
Fair value of plan assets	466	6	—	472
Deficit (surplus) of funded plans	(33)	4	—	(29)
Present value of unfunded obligations	37	—	28	65
Liabilities on consolidated balance sheet	4	4	28	36

	2017
(in millions of Canadian dollars)	CONTAINERBOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	TISSUE PAPERS	CORPORATE	TOTAL
Present value of funded obligations	405	—	—	37	1	443
Fair value of plan assets	437	—	—	34	1	472
Deficit (surplus) of funded plans	(32)	—	—	3	—	(29)
Present value of unfunded obligations	8	28	2	2	25	65
Liabilities (assets) on consolidated balance sheet	(24)	28	2	5	25	36

The significant actuarial assumptions are as follows:

	2018			2017
	CANADA	UNITED STATES	EUROPE	CANADA	UNITED STATES	EUROPE
Discount rate obligation (ending period)	3.80%	3.90%	1.90%	3.40%	3.31%	1.60%
Discount rate obligation (beginning period)	3.40%	3.31%	1.60%	3.70%	3.73%	1.90%
Discount rate (current service cost)	3.90%	3.90%	1.90%	3.50%	3.73%	1.90%
Salary growth rate	Between 2.00% and 2.75%	N/A	N/A	Between 2.00% and 2.75%	N/A	N/A
Inflation rate	2.25%	N/A	1.75%	2.25%	N/A	1.75%

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each territory. For Canadian pension plans, which represent 87% of all pension plans, these assumptions translate into an average life expectancy in years for a pensioner retiring at age 65:

	2018	2017
Retiring at the end of the year
Male	21.8	21.7
Female	24.2	24.1
Retiring 20 years after the end of the reporting year
Male	22.8	22.8
Female	25.1	25.1

The sensitivity of the Canadian defined benefit obligation to changes in assumptions is set out below. The effects on each plan of a change in an assumption are weighted proportionately to the total plan obligations to determine the total impact for each assumption presented.

	IMPACT ON DEFINED BENEFIT OBLIGATION
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.25%	(2.80)%	2.90%
Salary growth rate	0.25%	0.30%	(0.30)%

		INCREASE / DECREASE BY 1 YEAR IN ASSUMPTION
Life expectancy		3.00%

Plan assets, which are funding the Corporation’s defined pension plans, are comprised as follows:

	2018
(in millions of Canadian dollars)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL	%
Cash and short-term investments	5	—	—	5	1.1%

Bonds
Canadian bonds	70	52	—	122	27.4%

Shares
Canadian shares	24	—	—	24
Foreign shares	4	—	—	4
	28	—	—	28	6.3%
Mutual funds
Foreign bond mutual funds	—	6	—	6
Canadian equity mutual funds	5	1	—	6
Foreign equity mutual funds	—	35	—	35
Alternative investments funds	—	24	—	24
	5	66	—	71	16.0%
Other
Insured annuities	—	219	—	219
	—	219	—	219	49.2%
	108	337	—	445

	2017
(in millions of Canadian dollars)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL	%
Cash and short-term investments	5	—	—	5	1.1%

Bonds
Canadian bonds	92	81	—	173	36.7%

Shares
Canadian shares	34	—	—	34
Foreign shares	6	—	—	6
	40	—	—	40	8.5%
Mutual funds
Foreign bond mutual funds	—	6	—	6
Canadian equity mutual funds	7	1	—	8
Foreign equity mutual funds	—	54	—	54
Alternative investments funds	—	22	—	22
	7	83	—	90	19.1%
Other
Insured annuities	—	164	—	164
	—	164	—	164	34.6%
	144	328	—	472

The plan assets include shares of the Corporation for an amount of less than $1 million. These shares were bought by one of the asset managers. Annual benefit annuities of an approximate value of $219 million are pledged by insurance contracts.

B.	POST-EMPLOYMENT BENEFITS OTHER THAN DEFINED BENEFIT PENSION PLANS
The Corporation also offers its employees some post-employment benefit plans, such as retirement allowance, group life insurance and medical and dental plans. However, these benefits, other than pension plans, are not funded. Furthermore, the medical and dental plans upon retirement are being phased out and are no longer offered to the majority of new retirees, and the retirement allowance is not offered to the majority of employees hired after 2002.

The amounts recognized in the consolidated balance sheet composed by country and by sector are determined as follows:

	2018
(in millions of Canadian dollars)	CANADA	UNITED STATES	EUROPE	TOTAL
Present value of unfunded obligations	71	4	24	99
Liabilities on consolidated balance sheet	71	4	24	99

	2018
(in millions of Canadian dollars)	CONTAINERBOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	TISSUE PAPERS	CORPORATE	TOTAL
Present value of unfunded obligations	36	24	6	12	21	99
Liabilities on consolidated balance sheet	36	24	6	12	21	99

	2017
(in millions of Canadian dollars)	CANADA	UNITED STATES	EUROPE	TOTAL
Present value of unfunded obligations	73	4	24	101
Liabilities on consolidated balance sheet	73	4	24	101

	2017
(in millions of Canadian dollars)	CONTAINERBOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	TISSUE PAPERS	CORPORATE	TOTAL
Present value of unfunded obligations	38	24	6	12	21	101
Liabilities on consolidated balance sheet	38	24	6	12	21	101

The movement in the net defined benefit obligation for post-employment benefits over the year is as follows:

(in millions of Canadian dollars)	PRESENT VALUE OF OBLIGATION	FAIR VALUE OF PLAN ASSET	TOTAL
As at January 1, 2017	106	—	106
Current service cost	2	—	2
Interest expense	3	—	3
Curtailments	(1)	—	(1)
Impact on profit or loss	4	—	4
Remeasurements
Loss from change in financial assumptions	1	—	1
Experience gains	(2)	—	(2)
Impact of remeasurements on other comprehensive income	(1)	—	(1)
Exchange differences	1	—	1
Contributions and premiums paid by the employer	—	(9)	(9)
Benefit payments	(9)	9	—
As at December 31, 2017	101	—	101
Current service cost	2	—	2
Interest expense	3	—	3
Business acquisitions, disposals and closures	1	—	1
Impact on profit or loss	6	—	6
Remeasurements
Gain from change in financial assumptions	(4)	—	(4)
Experience loss	1	—	1
Impact of remeasurements on other comprehensive income	(3)	—	(3)
Exchange differences	1	—	1
Benefit payments	(6)	—	(6)
As at December 31, 2018	99	—	99

The method of accounting, assumptions relating to discount rate and life expectancy, and the frequency of valuations for post-employment benefits are similar to those used for defined benefit pension plans, with the addition of actuarial assumptions relating to the long-term increase in health care costs of 4.50% a year (2017 - 4.50%).

The sensitivity of the defined benefit obligation to changes in assumptions is set out below. The effects on each plan of a change in an assumption are weighted proportionately to the total plan obligations to determine the total impact for each assumption presented.

	IMPACT ON OBLIGATION FOR POST-EMPLOYMENT BENEFITS
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.25%	(2.10)%	2.10%
Salary growth rate	0.25%	0.50%	(0.40)%
Health care cost increase	1.00%	1.40%	(1.10)%

		INCREASE / DECREASE BY 1 YEAR IN ASSUMPTION
Life expectancy		0.80%

C.	RISKS AND OTHER CONSIDERATIONS RELATIVE TO POST-EMPLOYMENT BENEFITS
Through its defined benefit plans, the Corporation is exposed to a number of risks, the most significant of which are detailed below.

Asset volatility
The plan liabilities are calculated using a discount rate set with reference to corporate bond yields and if plan assets underperform this yield, it will create an experience loss. Both the Canadian and U.S. plans hold a proportion of equities, which are expected to outperform corporate bonds in the long term while contributing volatility and risk in the short term.

The Corporation intends to reduce the level of investment risk by investing more in assets that better match the liabilities when the financial situation of the plans improves and/or the rate of return on bonds used for solvency valuations increases.

As at December 31, 2018, 67% of the plan's invested assets are in bonds. As at December 31, 2018, the total value of insured annuities is $219 million.

However, the Corporation believes that due to the long-term nature of the plan liabilities and the strength of the supporting group, a level of continuing equity investment is an appropriate element of the Corporation’s long-term strategy to manage the plans efficiently. Plan assets are diversified, so the failure of an individual stock would not have a big impact on the plan assets taken as a whole. The pension plans do not face a significant currency risk.

Changes in bond yields
A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings, particularly for plans in a good financial position that have a greater proportion of bonds.

Inflation risk
The benefits paid are not indexed. Only future benefits for active members are based on salaries. Therefore, this risk is not significant.

Life expectancy
The majority of the plans’ obligations are to provide benefits for the member's lifetime, so increases in life expectancy will result in an increase in the plans’ liabilities.

Each sensitivity analysis disclosed in this note is based on changing one assumption while holding all other assumptions constant. In practice, this is unlikely to occur and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to variations in significant actuarial assumptions, the same method (present value of the defined benefit obligation calculated using the projected unit credit method at the end of the reporting period) has been applied as for calculating the liability recognized in the consolidated balance sheet.

As at December 31, 2018, the aggregate net surplus of the Corporation’s funded pension plans (mostly in Canada) amounted to $28 million (a surplus of $29 million as at December 31, 2017). Current agreed expected service contributions amount to $8 million and will be made in the normal course of business. As for the cash flow requirement, these pension plans are expected to require a net contribution of approximately $8 million in 2019.

The weighted average duration of the defined benefit obligation is 12 years (2017 - 11 years).

Expected maturity analysis of undiscounted pension and other post-employment benefits:

(in millions of Canadian dollars)	LESS THAN A YEAR	BETWEEN ONE AND TWO YEARS	BETWEEN TWO AND FIVE YEARS	OVER FIVE YEARS	TOTAL
Pension benefits	31	32	96	707	866
Post-employment benefits other than defined benefit pension plans	5	8	24	99	136
As at December 31, 2018	36	40	120	806	1,002

These amounts represent all the benefits payable to current members during the following years and thereafter without limitations. The majority of benefit payments are payable from trustee administered funds. The difference will come from future investment returns expected on plan assets and future contributions that will be made by the Corporation for services rendered after December 31, 2018.